CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NET REVENUES:
Product	$ 7,439,045	$ 9,376,465
Post contract support	4,692,487	5,008,328
Other services	168,052	164,348
Total revenues	12,299,584	14,549,141
COST OF NET REVENUES:
Product	4,767,159	4,554,340
Post contract support one	1,681,267	1,494,583
Other services	86,841	79,205
Total cost of revenues	6,535,267	6,128,128
GROSS PROFIT	5,764,317	8,421,013
RESEARCH AND DEVELOPMENT EXPENSES	2,729,492	3,614,814
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	9,675,190	7,630,012
TOTAL OPERATING EXPENSES	12,404,682	11,244,826
OPERATING LOSS	(6,640,365)	(2,823,813)
OTHER INCOME (EXPENSE):
Gain from change in fair value of warrants	1,341,120	0
Gain from change in fair value of earnout liability	21,976,349	0
Loss from change in fair value of convertible debt	(240,784)	0
Interest income	0	42,565
Interest expense	(55,685)	(75,256)
Other expense	9,501	0
Other income- PPP loan forgiveness	0	1,146,235
Other income- employee retention tax credit	0	1,232,776
Total other (expense) income, net	23,011,499	2,346,320
INCOME (LOSS) BEFORE PROVISON FOR INCOME TAXES	16,371,134	(477,493)
Provision for income taxes	0	(10,000)
NET INCOME (LOSS)	16,371,134	(487,493)
OTHER COMPREHENSIVE (LOSS) GAIN:
Foreign currency translation loss, net	(2,702)	(10,106)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 16,368,432	$ (497,599)
NET INCOME (LOSS) PER SHARE:
Basic	$ 1.20	$ (0.04)
Diluted	$ 0.80	$ (0.04)
Weighted average shares of common stock outstanding
Basic	13,671,376	13,387,344
Diluted	20,390,663	13,387,344